Right-of-use asset and lease liability (Details 6) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Commitments from leases and rents	R$ 25,445
Not Later Than One Year One [Member]
IfrsStatementLineItems [Line Items]
Commitments from leases and rents	1,393
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Commitments from leases and rents	5,572
Later than five years [member]
IfrsStatementLineItems [Line Items]
Commitments from leases and rents	R$ 18,480